Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Current assets
Cash	$ 76,370	¥ 526,740	¥ 656,179
Restricted cash	76	525	698
Term deposits	132,785	915,845	1,609,864
Short-term investments	59,739	412,031	127,514
Contract assets	7,371	50,838	21,118
Prepayments and other current assets	15,679	108,129	136,665
Total current assets	311,416	2,147,889	2,711,067
Non-current assets
Long-term investments	8,486	58,530	127,748
Property and equipment, net	2,086	14,389	14,094
Operating lease right-of-use assets	2,369	16,342
Intangible assets, net	2,455	16,934	48,397
Goodwill	7,891	54,427	121,805
Other non-current assets	664	4,580	3,128
Total non-current assets	23,951	165,202	315,172
Total assets	335,367	2,313,091	3,026,239
Current liabilities
Short-term bank borrowings			5,500
Accounts payable	17,706	122,124	148,019
Contract liabilities	52,166	359,801	285,936
Operating lease liabilities-current	1,473	10,162
Amounts due to related parties		780	794
Payable for business acquisition	1,293	8,915	93,511
Accrued expenses and other current liabilities	35,192	242,724	166,987
Total current liabilities	107,943	744,506	700,747
Non-current liabilities
Long-term borrowings			8,004
Operating lease liabilities-non current	935	6,448
Deferred income tax liabilities	186	1,285	8,883
Other non-current liabilities	132	910	3,334
Total non-current liabilities	1,253	8,643	20,221
Total liabilities	109,196	753,149	720,968
Commitments and contingencies (Note 21)
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	1,621,580	11,184,360	11,066,975
Treasury stock	(17,529)	(120,899)	(81,638)
Accumulated other comprehensive loss	(11,398)	(78,613)	(232,268)
Accumulated deficit	(1,366,038)	(9,421,840)	(8,446,942)
Total shareholders’ Equity attributable to Cloopen Group Holding Limited	226,646	1,563,218	2,306,336
Non-controlling interests	(475)	(3,276)	(1,065)
Total shareholders’ Equity	226,171	1,559,942	2,305,271
Total liabilities and shareholders’ equity	335,367	2,313,091	3,026,239
Common Class A [Member]
SHAREHOLDERS’ EQUITY:
Ordinary Shares	28	193	192
Common Class B [Member]
SHAREHOLDERS’ EQUITY:
Ordinary Shares	3	17	17
Third Party [Member]
Current assets
Accounts receivable	19,367	133,577	158,725
Related Party [Member]
Current assets
Accounts receivable	14	99	304
Amounts due from a related party	15	105
Current liabilities
Amounts due to related parties	$ 113	¥ 780	¥ 794